Annual Total Returns- PIMCO CommodityRealReturn Strategy Portfolio (Advisor Class and Class M) [BarChart] - Advisor Class and Class M - PIMCO CommodityRealReturn Strategy Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.54%)	5.12%	(14.71%)	(18.62%)	(25.66%)	14.87%	2.05%	(14.20%)	11.35%	1.23%